Other receivables	3 Months Ended
Mar. 31, 2025
Other receivables [abstract]
Other receivables

4. Other receivables

The Company’s other receivables are comprised of the following as at:

	March 31, 2025	December 31, 2024
	$	$
Sales tax recoverable	167,607	367,480
Interest receivable	156	156
Other receivables	226,080	7,042
	393,843	374,678